Taxes on Earning (Details 6) $ in Millions		3 Months Ended	12 Months Ended
	Nov. 01, 2014 item	Jan. 31, 2015	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Current and long term deferred tax assets and liabilities
Current deferred tax assets			$ 1,047	$ 1,202
Current deferred tax liabilities			(57)	(37)
Long-term deferred tax assets			216	210
Long-term deferred tax liabilities			(1,813)	(518)
Total				857
Net deferred tax liabilities			(607)
Tax (deficiency) benefit from employee stock plans			64	(43)	$ (149)
Recognition of net long term deferred tax assets from intercompany licensing arrangement			600
Advance royalty proceeds received from multi-year intercompany licensing arrangements			$ 3,800	$ 3,800
Royalty recognition term		5 years	5 years	15 years
Number of independent publicly-traded companies | item	2
Federal
Operating loss carryforwards
Operating loss carryforwards			$ 833
State
Operating loss carryforwards
Operating loss carryforwards			5,200
Foreign
Operating loss carryforwards
Operating loss carryforwards			$ 21,200